Schedule of Cash Taxes Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income taxes, net of amounts refunded	$ 422	$ 351	$ 762
Employment taxes	1,282	1,308	1,328
Property and other taxes	2,082	1,727	1,883
Total	$ 3,786	$ 3,386	$ 3,973